1
The Gabelli Multimedia Trust Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.3%
DISTRIBUTION COMPANIES  — 52.0%
Broadcasting  — 5.3%
10,000 Asahi Broadcasting Group Holdings Corp. $ 44,460
2,500 Beasley Broadcast Group Inc., Cl. A† .... 26,900
6,000 Chubu-Nippon Broadcasting Co. Ltd. ... 25,758
19,000 Cogeco Inc. ..................... 840,386
35,000 Corus Entertainment Inc., Cl. B† ....... 4,295
22,000 Fox Corp., Cl. A ................... 931,260
40,000 Fox Corp., Cl. B ................... 1,552,000
81,000 Grupo Radio Centro SAB de CV, Cl. A† .. 16,455
14,000 Informa plc ..................... 153,519
215,000 ITV plc ......................... 230,099
6,500 Liberty Broadband Corp., Cl. A† ....... 499,330
23,700 Liberty Broadband Corp., Cl. C† ....... 1,831,773
68,566 Media Prima Berhad ............... 7,815
5,000 Nexstar Media Group Inc. ........... 826,750
7,000 Nippon Television Holdings Inc. ....... 109,316
4,000 NRJ Group ...................... 34,374
3,000 RTL Group SA ................... 101,686
72,000 Sinclair Inc. ..................... 1,101,600
33,000 TBS Holdings Inc. ................. 894,771
65,000 TEGNA Inc. ..................... 1,025,700
15,000 Television Broadcasts Ltd.† .......... 6,734
21,000 Television Francaise 1 SA ............ 186,425
240,000 TV Azteca SAB de CV†(a) ............ 6,095
10,457,501
Business Services  — 1.0%
6,000 Carlisle Support Services Group Ltd.†(a) . 642
500 Fluent Inc.† ..................... 1,830
5,500 Heather Venture Holdings Ltd.† ....... 0
4,000 S&P Global Inc. .................. 2,066,480
5,500 Tapir Holdings Ltd.† ............... 0
2,068,952
Cable  — 5.9%
21,800 AMC Networks Inc., Cl. A† ........... 189,442
1,600 Charter Communications Inc., Cl. A† .... 518,528
31,000 Cogeco Communications Inc. ......... 1,638,878
111,500 Comcast Corp., Cl. A ............... 4,657,355
19,400 MultiChoice Group† ............... 122,390
80,500 Rogers Communications Inc., Cl. B ..... 3,236,905
228,500 WideOpenWest Inc.† ............... 1,199,625
11,563,123
Computer Software and Services  — 0.4%
20,000 Hewlett Packard Enterprise Co. ........ 409,200
18,500 SolarWinds Corp. ................. 241,425
2,500 Tencent Holdings Ltd. .............. 142,979
793,604
Consumer Services  — 0.6%
59,000 Bollore SE ...................... 393,070
Shares
Market
Value
150 Cie de L'Odet SE .................. $ 262,481
9,000 IAC Inc.† ....................... 484,380
1,139,931
Diversified Industrial  — 0.7%
4,000 AAON Inc. ...................... 431,360
28,500 Bouygues SA .................... 953,647
8,000 Malaysian Resources Corp. Berhad ..... 1,145
1,386,152
Entertainment  — 17.4%
60,000 Atlanta Braves Holdings Inc., Cl. A† .... 2,529,000
123,578 Atlanta Braves Holdings Inc., Cl. C† .... 4,918,404
940,000 Grupo Televisa SAB, ADR ............ 2,406,400
9,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 679,535
30,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 2,322,900
5,092 Liberty Media Corp.-Liberty Live, Cl. A† .. 252,105
22,763 Liberty Media Corp.-Liberty Live, Cl. C† .. 1,168,425
4,000 M6 Metropole Television SA .......... 54,233
27,000 Madison Square Garden Entertainment
Corp.† ....................... 1,148,310
28,200 Madison Square Garden Sports Corp.† .. 5,872,932
12,000 Naspers Ltd., Cl. N ................ 2,913,546
5,600 Netflix Inc.† ..................... 3,971,912
7,500 Reading International Inc., Cl. A† ...... 12,225
7,700 Reading International Inc., Cl. B† ...... 63,987
2,200 Roku Inc.† ...................... 164,252
40,000 Sphere Entertainment Co.† .......... 1,767,200
15,000 Sportradar Group AG, Cl. A† ......... 181,650
12,000 Take-Two Interactive Software Inc.† .... 1,844,520
17,000 TKO Group Holdings Inc.† ........... 2,103,070
34,374,606
Equipment  — 2.1%
13,000 Amphenol Corp., Cl. A .............. 847,080
47,000 Corning Inc. ..................... 2,122,050
10,000 Flex Ltd.† ....................... 334,300
5,000 QUALCOMM Inc. ................. 850,250
4,153,680
Financial Services  — 0.2%
4,200 Jardine Matheson Holdings Ltd. ....... 164,052
17,500 Kinnevik AB, Cl. A ................. 142,831
95,000 Orascom Financial Holding SAE† ...... 677
600 PayPal Holdings Inc.† .............. 46,818
32,750 Waterloo Investment Holdings Ltd.†(a) .. 16,375
370,753
Food and Beverage  — 0.3%
2,400 Pernod Ricard SA ................. 362,263
2,500 Remy Cointreau SA ................ 194,384
556,647

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
DISTRIBUTION COMPANIES (Continued)
Information Technology  — 0.4%
19,100 Prosus NV ...................... $ 834,713
Real Estate  — 1.9%
16,200 American Tower Corp., REIT .......... 3,767,472
15,000 Midway Investments†(a) ............ 201
3,767,673
Retail  — 0.8%
6,800 Amazon.com Inc.† ................ 1,267,044
1,000 Best Buy Co. Inc. ................. 103,300
250 Meituan, Cl. B† ................... 5,532
330,000 Qurate Retail Inc., Cl. A† ............ 201,333
1,577,209
Satellite  — 0.7%
32,000 EchoStar Corp., Cl. A† .............. 794,240
11,000 Iridium Communications Inc. ......... 334,950
250,000 PT Indosat Tbk ................... 180,812
3,000 SKY Perfect JSAT Holdings Inc. ....... 18,619
1,328,621
Telecommunications  — 1.9%
34,000 Eurotelesites AG† ................. 180,909
42,000 GCI Liberty Inc., Escrow†(a) ......... 1
43,500 Liberty Global Ltd., Cl. A† ........... 918,285
122,000 Liberty Global Ltd., Cl. C† ........... 2,636,420
5,800 Viasat Inc.† ..................... 69,252
3,804,867
Telecommunications: Long Distance  — 1.0%
15,000 BCE Inc. ........................ 521,498
106,000 Telesat Corp.† ................... 1,396,020
2,400 Telstra Group Ltd., ADR ............. 32,424
3,800 TIM SA, ADR .................... 65,436
2,015,378
Telecommunications: National  — 5.5%
17,000 Deutsche Telekom AG .............. 499,392
54,000 Deutsche Telekom AG, ADR .......... 1,589,220
11,500 Elisa Oyj ....................... 609,594
1,500 Freenet AG ...................... 44,615
3,605 Hellenic Telecommunications Organization
SA .......................... 62,160
5,000 Itissalat Al-Maghrib ................ 44,526
50,000 Koninklijke KPN NV ................ 204,207
90,000 Liberty Latin America Ltd., Cl. A† ...... 862,200
1,000 Magyar Telekom Telecommunications plc,
ADR ......................... 14,363
180,000 Megacable Holdings SAB de CV ....... 374,627
500,000 Nippon Telegraph & Telephone Corp. .... 510,698
25 Oi SA, ADR† ..................... 100
Shares
Market
Value
9,000 Orange SA, ADR .................. $ 103,320
22,000 PLDT Inc., ADR .................. 591,360
27,000 Shenandoah Telecommunications Co. ... 380,970
55,000 Sitios Latinoamerica SAB de CV† ...... 9,916
18,200 Swisscom AG, ADR ................ 1,192,306
10,000 Telecom Argentina SA, ADR† ......... 75,400
20,000 Telecom Italia SpA† ................ 5,555
20,200 Telefonica Brasil SA, ADR ........... 207,454
195,000 Telefonica SA, ADR ................ 947,700
136,000 Telekom Austria AG ................ 1,332,218
15,172 Telia Co. AB ..................... 49,060
6,000 Telkom Indonesia Persero Tbk PT, ADR .. 118,680
10,500 VEON Ltd., ADR† ................. 319,410
5,900 Verizon Communications Inc. ......... 264,969
50,000 Vodafone Group plc, ADR ........... 501,000
10,915,020
Telecommunications: Regional  — 1.6%
52,500 Orange Belgium SA† ............... 866,086
45,000 Telephone and Data Systems Inc. ...... 1,046,250
78,000 TELUS Corp. .................... 1,308,840
3,221,176
Wireless Communications  — 4.3%
1,000 Altice USA Inc., Cl. A† .............. 2,460
52,500 America Movil SAB de CV, ADR ....... 858,900
22,500 Anterix Inc.† ..................... 847,350
389,058 Jasmine International PCL(a) ......... 36,031
17,000 Millicom International Cellular SA, SDR† . 461,665
55,000 Operadora De Sites Mexicanos SAB de CV 43,324
19,000 Orascom Investment Holding, GDR†(a) .. 266
20,000 SK Telecom Co. Ltd., ADR ........... 475,400
17,500 T-Mobile US Inc. .................. 3,611,300
30,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 206,400
36,000 United States Cellular Corp.† ......... 1,967,400
8,510,496
TOTAL DISTRIBUTION COMPANIES ... 102,840,102
COPYRIGHT/CREATIVITY COMPANIES  — 37.0%
Business Services  — 0.0%
1,000 Light & Wonder Inc.† .............. 90,730
Business Services: Advertising  — 2.4%
1,000 Boston Omaha Corp., Cl. A† .......... 14,870
185,000 Clear Channel Outdoor Holdings Inc.† ... 296,000
21,000 JCDecaux SE† ................... 469,860
25,400 Lamar Advertising Co., Cl. A, REIT ..... 3,393,440
10,820 Magnite Inc.† .................... 149,857
1,500 Publicis Groupe SA ................ 163,967
4,000 Ströeer SE & Co. KGaA ............. 255,802
4,743,796

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COPYRIGHT/CREATIVITY COMPANIES (Continued)
Computer Hardware  — 1.6%
13,800 Apple Inc. ...................... $ 3,215,400
Computer Software and Services  — 7.9%
37,500 Alphabet Inc., Cl. A ................ 6,219,375
22,300 eBay Inc. ....................... 1,451,953
7,800 Meta Platforms Inc., Cl. A ........... 4,465,032
6,500 Microsoft Corp. .................. 2,796,950
20,000 N-able Inc.† ..................... 261,200
2,750 NVIDIA Corp. .................... 333,960
300 Red Violet Inc.† .................. 8,535
15,537,005
Consumer Products  — 1.8%
16,400 Johnson Outdoors Inc., Cl. A ......... 593,680
12,000 Nintendo Co. Ltd. ................. 637,551
170,000 Nintendo Co. Ltd., ADR ............. 2,264,400
3,495,631
Electronics  — 5.9%
2,000 IMAX Corp.† .................... 41,020
13,500 Intel Corp. ...................... 316,710
3,790 Koninklijke Philips NV† ............. 124,009
115,700 Sony Group Corp., ADR ............. 11,173,149
11,654,888
Entertainment  — 9.6%
14,000 Capcom Co. Ltd. .................. 324,175
79,200 GMM Grammy Public Co. Ltd.† ....... 19,445
15,000 Lions Gate Entertainment Corp., Cl. A† .. 117,450
10,000 Lions Gate Entertainment Corp., Cl. B† .. 69,200
3,000 Live Nation Entertainment Inc.† ....... 328,470
45,300 Manchester United plc, Cl. A† ......... 732,954
300,000 Ollamani SAB† ................... 566,176
87,000 Paramount Global, Cl. A ............. 1,901,820
30,000 Paramount Global, Cl. B ............. 318,600
16,000 Reservoir Media Inc.† .............. 129,760
3,200 Spotify Technology SA† ............. 1,179,296
7,000 Square Enix Holdings Co. Ltd. ........ 277,370
17,176 STV Group plc ................... 56,260
100,000 Tencent Music Entertainment Group, ADR 1,205,000
33,000 The Marcus Corp. ................. 497,310
19,000 The Walt Disney Co. ............... 1,827,610
42,000 Ubisoft Entertainment SA† ........... 472,198
26,000 Universal Entertainment Corp. ........ 253,261
68,000 Universal Music Group NV ........... 1,778,814
345,000 Vivendi SE ...................... 3,986,301
255,000 Warner Bros Discovery Inc.† ......... 2,103,750
28,500 Warner Music Group Corp., Cl. A ...... 892,050
19,037,270
Shares
Market
Value
Hotels and Gaming  — 5.0%
19,000 Boyd Gaming Corp. ................ $ 1,228,350
22,500 Caesars Entertainment Inc.† .......... 939,150
1,000 Churchill Downs Inc. ............... 135,210
22,000 Entain plc ....................... 224,479
1,000 Flutter Entertainment plc† ........... 234,969
30,000 Full House Resorts Inc.† ............ 150,600
20,000 Golden Entertainment Inc. ........... 635,800
4,200 Greek Organization of Football Prognostics
SA .......................... 74,617
61,000 International Game Technology plc ..... 1,299,300
100,000 Mandarin Oriental International Ltd. .... 170,000
25,000 Melco Resorts & Entertainment Ltd., ADR† 194,750
10,000 MGM China Holdings Ltd. ........... 15,951
20,500 MGM Resorts International† ......... 801,345
4,000 Penn Entertainment Inc.† ............ 75,440
23,000 Ryman Hospitality Properties Inc., REIT . 2,466,520
13,500 Wynn Resorts Ltd. ................ 1,294,380
9,940,861
Publishing  — 2.0%
17,000 Arnoldo Mondadori Editore SpA ....... 46,079
974,000 Bangkok Post plc† ................ 3,027
2,800 Graham Holdings Co., Cl. B .......... 2,300,816
35,000 Lee Enterprises Inc.† ............... 304,850
1,000,000 Nation Group Thailand Public Co. Ltd.†(a) 1,243
28,000 News Corp., Cl. A ................. 745,640
11,000 News Corp., Cl. B ................. 307,450
6,779 Novus Holdings Ltd. ............... 2,766
29,500 The E.W. Scripps Co., Cl. A† .......... 66,227
1,000 Wolters Kluwer NV ................ 168,420
3,946,518
Real Estate  — 0.8%
500 Equinix Inc., REIT ................. 443,815
57,500 Outfront Media Inc., REIT ........... 1,056,850
1,500,665
TOTAL COPYRIGHT/CREATIVITY
COMPANIES .................. 73,162,764
ENTERTAINMENT  — 1.3%
Broadcasting  — 1.1%
4,000 Endeavor Group Holdings Inc., Cl. A .... 114,240
100,000 Entravision Communications Corp., Cl. A . 207,000
77,451 Sirius XM Holdings Inc. ............. 1,831,704
2,152,944
Consumer Services  — 0.2%
2,500 Airbnb Inc., Cl. A† ................. 317,025
TOTAL ENTERTAINMENT .......... 2,469,969
TOTAL COMMON STOCKS ......... 178,472,835

The Gabelli Multimedia Trust Inc.
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS  — 0.0%
8,000 Altaba Inc., Escrow† ............... $ 11,400
PREFERRED STOCKS  — 0.2%
DISTRIBUTION COMPANIES  — 0.2%
Broadcasting  — 0.1%
6,000 Liberty Broadband Corp., Ser. A, 7.000% . 143,280
Retail  — 0.1%
6,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 261,000
TOTAL DISTRIBUTION COMPANIES ... 404,280
TOTAL PREFERRED STOCKS ........ 404,280
WARRANTS  — 0.0%
DISTRIBUTION COMPANIES  — 0.0%
Real Estate  — 0.0%
600 Malaysian Resources Corp. Berhad, expire
10/29/27† ..................... 13
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 9.5%
$ 18,821,000 U.S. Treasury Bills,
4.511% to 5.265%††, 10/15/24 to
03/20/25 ...................... 18,731,064
TOTAL INVESTMENTS — 100.0% ....
(Cost $167,746,206) ............. $ 197,619,592
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 72.4% $ 143,184,713
Europe .............................. 13.6 26,798,129
Japan ............................... 8.4 16,533,528
Latin America ....................... 2.4 4,662,608
Asia/Pacific ......................... 1.7 3,356,442
South Africa ......................... 1.5 3,038,703
Africa/Middle East ................... 0.0 * 45,469
Total Investments ................... 100.0% $ 197,619,592
* Amount represents less than 0.05%.